Distribution Date:	11/14/22	DBJPM 2016-C1 Mortgage Trust
Determination Date:	11/07/22
Next Distribution Date:	12/12/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312LAN8	1.676000%	28,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312LAP3	2.691000%	35,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312LAQ1	3.038000%	46,052,000.00	31,931,083.39	734,232.46	80,838.86	0.00	0.00	815,071.32	31,196,850.93	33.89%	30.00%
A-3A	23312LAR9	3.015000%	140,000,000.00	123,359,618.71	0.00	309,941.04	0.00	0.00	309,941.04	123,359,618.71	33.89%	30.00%
A-3B	23312LAA6	3.015000%	75,000,000.00	66,085,510.03	0.00	166,039.84	0.00	0.00	166,039.84	66,085,510.03	33.89%	30.00%
A-4	23312LAS7	3.276000%	247,714,000.00	247,714,000.00	0.00	676,259.22	0.00	0.00	676,259.22	247,714,000.00	33.89%	30.00%
A-M	23312LAT5	3.539000%	64,420,000.00	64,420,000.00	0.00	189,985.32	0.00	0.00	189,985.32	64,420,000.00	24.80%	22.13%
B	23312LAU2	4.195000%	50,105,000.00	50,105,000.00	0.00	175,158.73	0.00	0.00	175,158.73	50,105,000.00	17.73%	16.00%
C	23312LAV0	3.474500%	35,789,000.00	35,789,000.00	0.00	103,624.07	0.00	0.00	103,624.07	35,789,000.00	12.67%	11.63%
D	23312LAG3	3.474500%	38,856,000.00	38,856,000.00	0.00	112,504.32	0.00	0.00	112,504.32	38,856,000.00	7.19%	6.88%
E	23312LAH1	3.250000%	17,384,000.00	17,384,000.00	0.00	47,081.67	0.00	0.00	47,081.67	17,384,000.00	4.74%	4.75%
F	23312LAJ7	3.250000%	8,180,000.00	8,180,000.00	0.00	22,154.17	0.00	0.00	22,154.17	8,180,000.00	3.58%	3.75%
G	23312LAK4	3.250000%	8,180,000.00	8,180,000.00	0.00	22,154.17	0.00	0.00	22,154.17	8,180,000.00	2.43%	2.75%
H*	23312LAL2	3.250000%	22,496,828.00	17,192,631.69	0.00	38,451.03	0.00	0.00	38,451.03	17,192,631.69	0.00%	0.00%
R	23312LAM0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,034,828.00	709,196,843.82	734,232.46	1,944,192.44	0.00	0.00	2,678,424.90	708,462,611.36

X-A	23312LAW8	1.523667%	637,044,000.00	533,510,212.13	0.00	677,409.97	0.00	0.00	677,409.97	532,775,979.67
X-B	23312LAB4	0.829707%	85,894,000.00	85,894,000.00	0.00	59,389.05	0.00	0.00	59,389.05	85,894,000.00
X-C	23312LAC2	1.250000%	38,856,000.00	38,856,000.00	0.00	40,475.00	0.00	0.00	40,475.00	38,856,000.00
X-D	23312LAD0	1.474500%	17,384,000.00	17,384,000.00	0.00	21,360.59	0.00	0.00	21,360.59	17,384,000.00
X-E	23312LAE8	1.474500%	16,360,000.00	16,360,000.00	0.00	20,102.35	0.00	0.00	20,102.35	16,360,000.00
X-F	23312LAF5	1.474500%	22,496,828.00	17,192,631.69	0.00	21,125.45	0.00	0.00	21,125.45	17,192,631.69
Notional SubTotal			818,034,828.00	709,196,843.82	0.00	839,862.41	0.00	0.00	839,862.41	708,462,611.36

Deal Distribution Total					734,232.46	2,784,054.85	0.00	0.00	3,518,287.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312LAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312LAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312LAQ1	693.37017697	15.94355207	1.75538218	0.00000000	0.00000000	0.00000000	0.00000000	17.69893425	677.42662490
A-3A	23312LAR9	881.14013364	0.00000000	2.21386457	0.00000000	0.00000000	0.00000000	0.00000000	2.21386457	881.14013364
A-3B	23312LAA6	881.14013373	0.00000000	2.21386453	0.00000000	0.00000000	0.00000000	0.00000000	2.21386453	881.14013373
A-4	23312LAS7	1,000.00000000	0.00000000	2.73000000	0.00000000	0.00000000	0.00000000	0.00000000	2.73000000	1,000.00000000
A-M	23312LAT5	1,000.00000000	0.00000000	2.94916672	0.00000000	0.00000000	0.00000000	0.00000000	2.94916672	1,000.00000000
B	23312LAU2	1,000.00000000	0.00000000	3.49583335	0.00000000	0.00000000	0.00000000	0.00000000	3.49583335	1,000.00000000
C	23312LAV0	1,000.00000000	0.00000000	2.89541675	0.00000000	0.00000000	0.00000000	0.00000000	2.89541675	1,000.00000000
D	23312LAG3	1,000.00000000	0.00000000	2.89541692	0.00000000	0.00000000	0.00000000	0.00000000	2.89541692	1,000.00000000
E	23312LAH1	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
F	23312LAJ7	1,000.00000000	0.00000000	2.70833374	0.00000000	0.00000000	0.00000000	0.00000000	2.70833374	1,000.00000000
G	23312LAK4	1,000.00000000	0.00000000	2.70833374	0.00000000	0.00000000	0.00000000	0.00000000	2.70833374	1,000.00000000
H	23312LAL2	764.22470270	0.00000000	1.70917562	0.36059973	37.63698287	0.00000000	0.00000000	1.70917562	764.22470270
R	23312LAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312LAW8	837.47780707	0.00000000	1.06336449	0.00000000	0.00000000	0.00000000	0.00000000	1.06336449	836.32524546
X-B	23312LAB4	1,000.00000000	0.00000000	0.69142257	0.00000000	0.00000000	0.00000000	0.00000000	0.69142257	1,000.00000000
X-C	23312LAC2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-D	23312LAD0	1,000.00000000	0.00000000	1.22875000	0.00000000	0.00000000	0.00000000	0.00000000	1.22875000	1,000.00000000
X-E	23312LAE8	1,000.00000000	0.00000000	1.22875000	0.00000000	0.00000000	0.00000000	0.00000000	1.22875000	1,000.00000000
X-F	23312LAF5	764.22470270	0.00000000	0.93904127	0.00000000	0.00000000	0.00000000	0.00000000	0.93904127	764.22470270

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	80,838.86	0.00	80,838.86	0.00	0.00	0.00	80,838.86	0.00
A-3A	10/01/22 - 10/30/22	30	0.00	309,941.04	0.00	309,941.04	0.00	0.00	0.00	309,941.04	0.00
A-3B	10/01/22 - 10/30/22	30	0.00	166,039.84	0.00	166,039.84	0.00	0.00	0.00	166,039.84	0.00
A-4	10/01/22 - 10/30/22	30	0.00	676,259.22	0.00	676,259.22	0.00	0.00	0.00	676,259.22	0.00
X-A	10/01/22 - 10/30/22	30	0.00	677,409.97	0.00	677,409.97	0.00	0.00	0.00	677,409.97	0.00
X-B	10/01/22 - 10/30/22	30	0.00	59,389.05	0.00	59,389.05	0.00	0.00	0.00	59,389.05	0.00
X-C	10/01/22 - 10/30/22	30	0.00	40,475.00	0.00	40,475.00	0.00	0.00	0.00	40,475.00	0.00
X-D	10/01/22 - 10/30/22	30	0.00	21,360.59	0.00	21,360.59	0.00	0.00	0.00	21,360.59	0.00
X-E	10/01/22 - 10/30/22	30	0.00	20,102.35	0.00	20,102.35	0.00	0.00	0.00	20,102.35	0.00
X-F	10/01/22 - 10/30/22	30	0.00	21,125.45	0.00	21,125.45	0.00	0.00	0.00	21,125.45	0.00
A-M	10/01/22 - 10/30/22	30	0.00	189,985.32	0.00	189,985.32	0.00	0.00	0.00	189,985.32	0.00
B	10/01/22 - 10/30/22	30	0.00	175,158.73	0.00	175,158.73	0.00	0.00	0.00	175,158.73	0.00
C	10/01/22 - 10/30/22	30	0.00	103,624.07	0.00	103,624.07	0.00	0.00	0.00	103,624.07	0.00
D	10/01/22 - 10/30/22	30	0.00	112,504.32	0.00	112,504.32	0.00	0.00	0.00	112,504.32	0.00
E	10/01/22 - 10/30/22	30	0.00	47,081.67	0.00	47,081.67	0.00	0.00	0.00	47,081.67	0.00
F	10/01/22 - 10/30/22	30	0.00	22,154.17	0.00	22,154.17	0.00	0.00	0.00	22,154.17	0.00
G	10/01/22 - 10/30/22	30	0.00	22,154.17	0.00	22,154.17	0.00	0.00	0.00	22,154.17	0.00
H	10/01/22 - 10/30/22	30	838,600.38	46,563.38	0.00	46,563.38	8,112.35	0.00	0.00	38,451.03	846,712.73
Totals			838,600.38	2,792,167.20	0.00	2,792,167.20	8,112.35	0.00	0.00	2,784,054.85	846,712.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,518,287.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,805,985.23	Master Servicing Fee	7,268.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,248.09
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	305.35
ARD Interest	0.00	Operating Advisor Fee	1,785.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,805,985.23	Total Fees	13,818.02

Principal		Expenses/Reimbursements
Scheduled Principal	734,232.46	Reimbursement for Interest on Advances	298.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,814.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	734,232.46	Total Expenses/Reimbursements	8,112.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,784,054.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	734,232.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,518,287.31
Total Funds Collected	3,540,217.69	Total Funds Distributed	3,540,217.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	709,196,843.82	709,196,843.82	Beginning Certificate Balance	709,196,843.82
(-) Scheduled Principal Collections	734,232.46	734,232.46	(-) Principal Distributions	734,232.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	708,462,611.36	708,462,611.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	710,886,405.99	710,886,405.99	Ending Certificate Balance	708,462,611.36
Ending Actual Collateral Balance	710,172,285.76	710,172,285.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP	Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP
7,499,999 or less	9	41,894,220.25	5.91%	38	4.7924	2.010712	1.39 or less	10	172,514,415.57	24.35%	39	4.7174	0.826599
7,500,000 to 14,999,999	3	26,442,738.67	3.73%	39	4.7237	1.265743	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	7	140,921,437.31	19.89%	40	4.7872	1.974901	1.45 to 1.54	3	78,994,814.01	11.15%	39	4.7007	1.482109
25,000,000 to 49,999,999	9	294,255,327.85	41.53%	39	4.5542	1.628219	1.55 to 1.99	6	71,884,510.81	10.15%	39	4.7973	1.794495
50,000,000 to 74,999,999	1	55,465,772.23	7.83%	38	4.9500	2.704600	2.00 to 2.49	4	114,386,509.79	16.15%	39	4.5329	2.129194
75,000,000 or greater	1	80,000,000.00	11.29%	39	3.8372	2.846000	2.50 to 2.87	5	176,855,447.23	24.96%	39	4.3153	2.726139
Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644	2.88 or greater	2	24,343,798.90	3.44%	38	4.5284	5.687622
							Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP
							Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP
California	4	77,145,216.97	10.89%	39	4.6229	3.000886
							Industrial	8	20,429,102.87	2.88%	38	4.9300	1.488300
Florida	2	59,785,702.12	8.44%	38	4.9565	2.693509
							Lodging	5	125,386,381.31	17.70%	39	4.9029	1.948229
Georgia	2	33,907,729.74	4.79%	37	4.7572	1.414319
							Mixed Use	4	24,066,040.61	3.40%	38	4.5017	5.345758
Kentucky	1	9,937,181.07	1.40%	38	4.7300	1.637400
							Multi-Family	1	5,843,798.90	0.82%	38	4.8400	3.239300
Louisiana	1	3,869,229.50	0.55%	39	4.9700	1.242500
							Office	8	229,861,434.20	32.45%	39	4.3734	2.153929
Maryland	1	27,490,325.90	3.88%	39	4.2590	0.661200
							Other	1	418,730.96	0.06%	38	4.9300	1.488300
Michigan	4	9,838,526.38	1.39%	38	4.7661	1.501166
							Retail	12	232,974,007.44	32.88%	39	4.5606	1.342420
Minnesota	1	2,653,715.83	0.37%	38	4.7700	1.329800
							Totals	43	708,462,611.36	100.00%	39	4.5945	1.900644
New York	4	160,976,068.64	22.72%	39	4.3395	1.831603

Ohio	1	8,206,282.97	1.16%	40	4.7500	2.106300

Pennsylvania	9	20,847,833.83	2.94%	38	4.9300	1.488300

Rhode Island	1	22,296,052.14	3.15%	40	5.0000	1.895900

Texas	6	114,378,651.02	16.14%	39	4.6953	1.432596

Virginia	1	70,000,000.00	9.88%	39	4.2290	2.232500

Washington	1	17,646,980.18	2.49%	41	4.5300	1.537700

Totals	43	708,462,611.36	100.00%	39	4.5945	1.900644

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP	Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP
	4.4999% or less	5	195,990,325.90	27.66%	39	4.0922	2.705670	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	220,921,441.21	31.18%	38	4.6497	1.520183	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	12	222,067,729.20	31.35%	39	4.9205	1.741322	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	30	638,979,496.31	90.19%	39	4.5728	1.960654
								Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP	Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP
	115 months or less	30	638,979,496.31	90.19%	39	4.5728	1.960654	Interest Only	9	257,598,549.27	36.36%	39	4.2640	2.525959
116 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	21	381,380,947.04	53.83%	39	4.7814	1.578826
	Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644	Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	69,483,115.05	9.81%	38	4.7943	NAP				None
Underwriter's Information		3	38,299,274.64	5.41%	39	4.3289	2.322807
	12 months or less	24	534,724,021.45	75.48%	39	4.5422	2.082096
	13 months to 24 months	2	29,721,318.28	4.20%	40	5.1614	0.920263
	25 months or greater	1	36,234,881.94	5.11%	40	4.8000	0.639100
	Totals	34	708,462,611.36	100.00%	39	4.5945	1.900644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656120497	OF	New York	NY	Actual/360	3.837%	264,339.07	0.00	0.00	N/A	02/06/26	--	80,000,000.00	80,000,000.00	11/06/22
2A	656100513	RT	Williamsburg	VA	Actual/360	4.229%	145,665.56	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	11/06/22
2B	656100518				Actual/360	4.229%	109,249.17	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	11/06/22
3	305570005	LO	Naples	FL	Actual/360	4.950%	236,778.70	83,483.30	0.00	N/A	01/01/26	--	55,549,255.53	55,465,772.23	11/01/22
4	305731004	LO	Houston	TX	Actual/360	4.800%	150,035.49	64,027.97	0.00	N/A	03/06/26	--	36,298,909.91	36,234,881.94	08/06/20
5	656100528	OF	New York	NY	Actual/360	4.657%	162,412.88	0.00	0.00	N/A	02/06/26	--	40,500,000.00	40,500,000.00	11/06/22
6A	656120485	RT	New York	NY	Actual/360	4.690%	33,517.54	0.00	0.00	N/A	01/06/26	--	8,299,274.63	8,299,274.63	11/06/22
6B	656120486				Actual/360	4.690%	16,758.77	0.00	0.00	N/A	01/06/26	--	4,149,637.32	4,149,637.32	11/06/22
6C	656120507				Actual/360	4.690%	16,758.77	0.00	0.00	N/A	01/06/26	--	4,149,637.32	4,149,637.32	11/06/22
8	305731008	OF	Chatsworth	CA	Actual/360	4.780%	140,863.91	42,346.09	0.00	N/A	04/06/26	--	34,222,572.91	34,180,226.82	11/06/22
9	305191002	OF	Austin	TX	Actual/360	4.593%	126,562.67	0.00	0.00	N/A	12/01/25	--	32,000,000.00	32,000,000.00	11/01/22
10	305731010	OF	San Diego	CA	Actual/360	4.800%	120,708.02	44,561.57	0.00	N/A	03/06/26	09/06/25	29,203,553.11	29,158,991.54	11/06/22
11	305591006	RT	Columbus	GA	Actual/360	4.740%	114,727.98	44,190.67	0.00	N/A	12/01/25	--	28,108,121.51	28,063,930.84	11/01/22
12	656100519	RT	Hagerstown	MD	Actual/360	4.259%	100,991.46	46,748.62	0.00	N/A	02/06/26	--	27,537,074.52	27,490,325.90	11/06/22
13	656100508	OF	Frisco	TX	Actual/360	4.695%	104,415.12	40,719.33	0.00	N/A	01/01/26	--	25,826,681.68	25,785,962.35	11/01/22
14	305731014	RT	Brooklyn	NY	Actual/360	5.240%	107,915.77	38,805.70	0.00	N/A	04/06/26	--	23,916,325.08	23,877,519.38	11/06/22
15	305731015	LO	Providence	RI	Actual/360	5.000%	96,160.69	38,044.72	0.00	N/A	03/01/26	--	22,334,096.86	22,296,052.14	11/01/22
16	305731016	Various Various		PA	Actual/360	4.930%	88,659.76	36,489.89	0.00	N/A	01/06/26	--	20,884,323.72	20,847,833.83	11/06/22
17	305731017	RT	Baytown	TX	Actual/360	4.670%	81,994.18	31,709.78	0.00	N/A	04/06/26	--	20,389,516.52	20,357,806.74	11/06/22
18	656100507	MF	Houston	TX	Actual/360	4.760%	75,674.58	33,214.60	0.00	N/A	10/06/25	--	18,462,218.30	18,429,003.70	11/06/22
19	656120505	RT	Burlington	WA	Actual/360	4.530%	68,964.61	32,475.04	0.00	N/A	04/06/26	--	17,679,455.22	17,646,980.18	11/06/22
20	656100492	OF	Los Angeles	CA	Actual/360	4.500%	67,510.17	26,733.30	0.00	N/A	12/06/25	--	17,421,978.34	17,395,245.04	11/06/22
21	305731021	MU	San Jose	CA	Actual/360	4.430%	70,572.36	0.00	0.00	N/A	01/06/26	--	18,500,000.00	18,500,000.00	11/06/22
22	305731022	MF	Mount Pleasant	SC	Actual/360	4.830%	69,470.45	23,913.98	0.00	N/A	01/06/26	--	16,702,973.25	16,679,059.27	11/06/22
23	656100512	RT	Danville	KY	Actual/360	4.730%	40,548.01	18,001.77	0.00	N/A	01/06/26	--	9,955,182.84	9,937,181.07	11/06/22
24	305731024	RT	Sugarcreek Township	OH	Actual/360	4.750%	33,625.80	14,626.58	0.00	N/A	03/01/26	--	8,220,909.55	8,206,282.97	11/01/22
25	305731025	LO	Chula Vista	CA	Actual/360	4.670%	28,481.93	12,864.96	0.00	N/A	02/06/26	--	7,082,610.07	7,069,745.11	11/06/22
27	305731027	MF	Mableton	GA	Actual/360	4.840%	24,398.95	10,388.72	0.00	N/A	01/06/26	--	5,854,187.62	5,843,798.90	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	305731028	MU	Northville	MI	Actual/360	4.740%	22,759.81	10,066.01	0.00	N/A	01/06/26	--	5,576,106.62	5,566,040.61	11/06/22
29	656100511	RT	Tampa	FL	Actual/360	4.770%	21,463.52	9,384.84	0.00	N/A	01/06/26	--	5,225,445.38	5,216,060.54	11/06/22
30	305731030	RT	Clarkston	MI	Actual/360	4.800%	17,707.21	11,515.64	0.00	N/A	01/06/26	--	4,284,001.41	4,272,485.77	11/06/22
31	656120489	LO	Venice	FL	Actual/360	5.040%	18,780.50	7,374.04	0.00	N/A	02/06/26	--	4,327,303.93	4,319,929.89	11/06/22
32	656120490	RT	Scott	LA	Actual/360	4.970%	16,582.19	5,365.76	0.00	N/A	02/06/26	--	3,874,595.26	3,869,229.50	11/06/22
33	305731033	RT	Apple Valley	MN	Actual/360	4.770%	10,929.63	7,179.58	0.00	N/A	01/06/26	--	2,660,895.41	2,653,715.83	11/06/22
Totals							2,805,985.23	734,232.46	0.00				709,196,843.82	708,462,611.36
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	67,471,211.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	9,404,531.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	31,933,570.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,044,225.00	2,066,259.88	10/01/19	09/30/20	11/08/21	0.00	266,959.29	213,678.99	5,473,469.38	571,970.91	0.00
5	65,863,439.48	33,639,981.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	2,656,882.13	162,772.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,896,813.00	2,591,193.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	21,639,802.91	14,095,541.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	4,419,956.38	2,543,263.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,812,389.04	1,869,513.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,553,753.96	3,355,676.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	632,870.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,493,222.86	6,117,236.20	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,453,119.60	1,863,125.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,987,047.91	934,461.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,388,404.00	1,020,539.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,731,093.16	894,586.87	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,438,382.50	2,829,836.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,015,954.10	614,912.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	824,636.84	964,059.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,113,379.40	1,425,477.04	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,109,844.82	702,238.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	696,590.73	347,653.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	541,460.55	129,440.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	921,510.28	899,317.79	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	916.79	0.00
32	344,971.11	196,221.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	289,000.00	144,500.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	236,640,661.35	89,445,211.37				0.00	266,959.29	213,678.99	5,473,469.38	572,887.70	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/14/22	0	0.00	0	0.00	1	36,234,881.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594531%	4.559119%	39
10/13/22	0	0.00	0	0.00	1	36,298,909.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594724%	4.559301%	40
09/12/22	0	0.00	0	0.00	1	36,367,503.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594932%	4.559498%	41
08/12/22	0	0.00	0	0.00	1	36,430,985.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595122%	4.559679%	42
07/12/22	0	0.00	0	0.00	1	36,494,206.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595310%	4.551412%	43
06/10/22	0	0.00	0	0.00	1	36,562,021.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595515%	4.551600%	44
05/12/22	1	24,114,637.22	0	0.00	1	36,624,702.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595701%	4.551772%	45
04/12/22	0	0.00	0	0.00	2	60,847,876.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595903%	4.551958%	46
03/11/22	0	0.00	0	0.00	2	60,947,578.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.596087%	4.552128%	47
02/11/22	0	0.00	0	0.00	2	61,072,064.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.596319%	4.552342%	48
01/12/22	0	0.00	0	0.00	2	61,170,811.34	1	0.00	0	0.00	0	0.00	0	0.00	1	2,155,956.41	4.596500%	4.552509%	49
12/10/21	0	0.00	0	0.00	3	68,819,389.94	1	7,550,252.32	0	0.00	0	0.00	0	0.00	0	0.00	4.599269%	4.552950%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	305731004	08/06/20	26	6	213,678.99	5,473,469.38	3,125,191.92	37,944,556.33	11/05/20	13
Totals					213,678.99	5,473,469.38	3,125,191.92	37,944,556.33

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		47,587,995	47,587,995	0		0
37 - 48 Months		660,874,616	624,639,734	36,234,882		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	708,462,611	672,227,729	0	0	36,234,882	0
Oct-22	709,196,844	672,897,934	0	0	36,298,910	0
Sep-22	709,987,929	673,620,426	0	0	36,367,503	0
Aug-22	710,715,908	674,284,922	0	0	36,430,985	0
Jul-22	711,440,902	674,946,696	0	0	36,494,206	0
Jun-22	712,223,082	675,661,061	0	0	36,562,022	0
May-22	712,941,897	652,202,557	24,114,637	0	36,624,703	0
Apr-22	713,718,121	652,870,245	0	0	60,847,876	0
Mar-22	714,430,807	653,483,229	0	0	60,947,578	0
Feb-22	715,322,276	654,250,211	0	0	61,072,065	0
Jan-22	716,028,383	654,857,572	0	0	61,170,811	0
Dec-21	724,281,849	655,462,459	0	0	68,819,390	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	305731004	36,234,881.94	37,944,556.33	68,000,000.00	03/17/21	1,641,939.88	0.63910	09/30/20	03/06/26	279
Totals		36,234,881.94	37,944,556.33	68,000,000.00		1,641,939.88

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	305731004	LO	TX	11/05/20	13

11/2/2022 - Loan transferred to special servicing 11/5/20 for 60-day delinquency. Cash flow is not sufficient to support operations or debt service and borrower indicated they are not willing to fund shortfalls going forward. Borrower paid Marriott franchise fees current, satisfied mechanic's lien, and consented to appointment of a receiver in exchange for release of obligations. GF Hotels appointed as receiver 4/20/2021; working to stabilize operations and address capital needs. Midland evalu ating ongoing capex projects, receivership performance of the hotel, and potential timing for a receivership sale upon completion of the capex projects.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6A	656120485	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6A	656120485	18,518,974.96	4.69000%	18,518,974.96	4.69000%	8	07/05/19	07/06/19	06/21/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6B	656120486	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6C	656120507	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
12	656100519	0.00	4.25900%	0.00	4.25900%	8	08/28/20	05/01/20	--
15	305731015	0.00	5.00000%	0.00	5.00000%	10	06/01/20	06/01/20	06/08/20
15	305731015	23,207,769.40	5.00000%	23,207,769.40	5.00000%	10	06/08/20	06/01/20	06/01/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	305731026 01/12/22	7,550,252.32	4,900,000.00	4,483,072.10	2,316,952.25	4,483,072.10	2,166,119.85	5,384,132.47	0.00	79,935.99	5,304,196.48	67.14%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,550,252.32	4,900,000.00	4,483,072.10	2,316,952.25	4,483,072.10	2,166,119.85	5,384,132.47	0.00	79,935.99	5,304,196.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	305731026	09/12/22	0.00	0.00	5,304,196.48	0.00	0.00	(79,935.99)	0.00	0.00	5,304,196.48
		01/12/22	0.00	0.00	5,384,132.47	0.00	0.00	5,384,132.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,304,196.48	0.00	0.00	5,304,196.48	0.00	0.00	5,304,196.48

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,814.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	298.00	0.00	0.00	0.00
Total	0.00	0.00	7,814.35	0.00	0.00	0.00	0.00	0.00	298.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,112.35

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27